PRIORITY INCOME FUND, INC.

SCHEDULE OF INVESTMENTS

March 31, 2026

(unaudited)

Portfolio Investments(1)(5)	Investment	Estimated Yield(2)/ Interest Rate	Legal Maturity	Acquisition date	Principal Amount	Amortized Cost	Fair Value(3) Level 3	% of Net Assets

Collateralized Loan Obligation - Debt Class (Cayman Islands)(4)
BlueMountain CLO 2015-3 Ltd.	Class E-R Notes	12.01% (SOFR+8.08%)	4/18/2031	8/5/2022	$2,500,000	$1,945,163	$101,500	0.0%
CarVal CLO IV, Ltd.	Class F-R Notes	12.27% (SOFR+8.60%)	3/31/2038	10/14/2025	4,000,000	3,724,399	3,415,200	1.5%
Cent CLO 21 Limited (7) (9)	Class D-R2 Notes	0%	7/26/2030	7/29/2022	331,932	290,948	—	—%
Cent CLO 21 Limited (7) (8) (9)	Class E-R2 Notes	0%	7/26/2030	7/12/2018	143,255	139,204	—	—%
Churchill Middle Market CLO IV, Ltd.	Class E-R Notes	11.81% (SOFR+8.14%)	4/23/2036	3/8/2024	3,500,000	3,416,187	3,396,050	1.5%
CIFC Funding 2014-IV-R, Ltd.	Class E-R Notes	13.11% (SOFR+9.18%)	1/17/2035	12/20/2021	778,684	743,238	609,632	0.3%
CQS US CLO VI, Ltd.	Class E Notes	10.19% (SOFR+6.50%)	3/31/2039	2/17/2026	3,000,000	2,970,127	2,942,400	1.3%
HarbourView CLO VII-R, Ltd. (7) (9)	Class F Notes	0%	7/18/2031	10/29/2018	4,643,097	4,643,097	187,581	0.0%
LCM 26 Ltd.	Class E Notes	9.23% (SOFR+5.30%)	1/20/2031	8/23/2023	4,000,000	3,145,927	2,092,800	0.9%
LCM 31 Ltd.	Class E-R Notes	10.92% (SOFR+7.25%)	7/20/2034	7/1/2024	5,000,000	4,755,726	4,185,500	1.8%
LCM 31 Ltd.	Class F Notes	11.65% (SOFR+7.98%)	7/20/2034	7/1/2024	2,500,000	2,241,335	1,765,500	0.8%
LCM 33 Ltd.	Class E Notes	10.28% (SOFR+6.35%)	7/20/2034	5/20/2024	1,500,000	1,327,011	1,064,250	0.5%
LCM 35 Ltd.	Class E Notes	10.54% (SOFR+6.61%)	10/13/2034	10/10/2024	2,375,000	2,128,596	1,745,388	0.8%
LCM XXIII Limited Partnership (8)	Class D Notes	10.98% (SOFR+7.05%)	10/19/2029	8/19/2022	6,107,451	5,515,693	3,840,365	1.7%
Mountain View CLO IX Ltd.	Class D-R Notes	10.01% (SOFR+6.08%)	7/25/2031	1/11/2024	4,395,954	3,755,815	1,494,185	0.6%
Octagon Investment Partners XVII, Ltd. (8)	Class F-R2 Notes	11.13% (SOFR+7.20%)	1/24/2031	10/15/2019	5,643,145	4,955,514	800,198	0.2%
Octagon Investment Partners XXII, Ltd. (8)	Class F-RR Notes	11.68% (SOFR+7.75%)	1/22/2030	11/25/2019	5,900,055	5,197,576	1,736,386	0.8%
OZLM VIII, Ltd. (7) (9)	Class E-RR Notes	0%	10/17/2029	11/6/2018	153,573	153,573	—	—%
Sound Point CLO IV-R, Ltd. (8) (9)	Class F Notes	12.03% (SOFR+8.10%)	4/18/2031	3/18/2019	4,543,395	4,252,318	454	0.0%
Sound Point CLO XXIV, Ltd.	Class E-R Notes	10.65% (SOFR+6.72%)	10/25/2034	4/24/2024	2,100,000	1,764,725	1,106,280	0.5%
Sound Point CLO XXXI, Ltd.	Class E Notes	10.54% (SOFR+6.61%)	10/25/2034	2/6/2024	3,600,000	3,210,723	2,954,520	1.3%
THL Credit Wind River 2014-2 CLO, Ltd. (8) (9)	Class F-R Notes	11.80% (SOFR+7.87%)	1/15/2031	8/16/2022	3,380,195	2,717,839	40,224	0.0%
Venture 37 CLO, Ltd.	Class E Notes	10.88% (SOFR+6.95%)	7/15/2032	2/20/2024	3,000,000	2,495,213	1,610,100	0.7%
Venture XIX CLO, Ltd.	Class E-RR Notes	10.29% (SOFR+6.36%)	1/15/2032	3/14/2024	1,500,000	1,263,377	425,550	0.1%
Venture XIX CLO, Ltd. (8) (9)	Class F-RR Notes	12.43% (SOFR+8.50%)	1/15/2032	11/16/2018	8,807,650	8,627,552	2,048,659	0.9%
Venture XXXIII CLO, Ltd. (8) (9)	Class F Notes	11.93% (SOFR+8.00%)	7/15/2031	12/3/2019	2,878,090	2,470,667	64,181	0.0%

Portfolio Investments(1)(5)	Investment	Estimated Yield(2)/ Interest Rate	Legal Maturity	Acquisition date	Principal Amount	Amortized Cost	Fair Value(3) Level 3	% of Net Assets

Collateralized Loan Obligation - Equity Class (Cayman Islands)
Voya IM CLO 2012-4, Ltd.	Class E-R-R Notes	14.78% (SOFR+10.85%)	10/15/2030	10/11/2019	$3,318,898	$3,151,925	$2,675,696	1.2%
Total Collateralized Loan Obligation - Debt Class						$81,003,468	$40,302,599	17.4%

Collateralized Loan Obligation - Equity Class (Cayman Islands)
AGL CLO 33, Ltd.	Subordinated Notes	12.62%	7/21/2037	7/5/2024	$12,500,000	$10,651,891	$9,058,092	3.9%
AGL CLO 35, Ltd.	Subordinated Notes	12.86%	1/21/2038	10/25/2024	25,952,857	21,748,496	12,295,216	5.3%
Allegro XV, Ltd.	Subordinated Notes	17.35%	4/20/2038	8/6/2025	2,306,233	1,470,425	1,420,863	0.6%
AMMC CLO 23, Ltd.	Subordinated Notes	18.56%	7/16/2038	8/14/2025	5,000,000	3,342,894	3,435,599	1.5%
Anchorage Capital CLO 13, Ltd.	Subordinated Notes	19.54%	4/15/2038	9/24/2025	3,441,250	1,589,521	1,566,363	0.7%
Apidos CLO XVIII-R (6)	Subordinated Notes	0%	1/22/2038	9/26/2018	410,000	358,978	196,661	0.1%
Apidos CLO XXII (6) (7)	Subordinated Notes	0%	4/18/2031	9/17/2015	9,894,611	606,366	602,037	0.3%
Apidos CLO XXVI (6) (7)	Subordinated Notes	0%	7/18/2029	7/25/2019	6,000,000	335,364	338,796	0.1%
Bain Capital Credit CLO 2021-1, Ltd.	Subordinated Notes	19.18%	4/18/2034	5/16/2024	6,050,000	3,965,160	3,138,135	1.4%
Bain Capital Credit CLO 2022-2, Ltd.	Subordinated Notes	16.81%	4/20/2035	6/18/2024	3,595,000	2,403,709	1,814,566	0.8%
Barings CLO Ltd. 2015-I (6)	Subordinated Notes	0%	1/20/2031	4/1/2015	3,400,000	—	—	—%
Barings CLO Ltd. 2018-III (6) (7)	Subordinated Notes	0%	7/20/2029	10/10/2014	396,214	—	4,363	0.0%
BBAM US CLO V, Ltd.	Subordinated Notes	14.36%	7/23/2038	7/22/2025	10,000,000	8,506,819	7,265,092	3.1%
BBAM US CLO 6, Ltd.	Subordinated Notes	16.08%	1/27/2039	10/17/2025	10,000,000	9,017,371	8,144,005	3.5%
BlueMountain CLO 2013-2 Ltd. (6)	Subordinated Notes	0%	10/22/2030	10/1/2015	1,900,000	—	—	—%
BlueMountain CLO XXVI Ltd.	Subordinated Notes	1.41%	10/20/2034	11/18/2021	8,906,000	7,971,560	5,559,461	2.4%
BlueMountain CLO XXVIII Ltd.	Subordinated Notes	5.76%	3/31/2038	4/1/2022	3,300,000	2,998,162	1,828,586	0.8%
BlueMountain CLO XXIX Ltd.	Subordinated Notes	2.71%	7/25/2034	12/15/2021	6,000,000	5,841,863	4,241,554	1.8%
BlueMountain CLO XXXI Ltd.	Subordinated Notes	4.40%	4/19/2034	4/28/2022	5,000,000	4,501,119	3,602,042	1.6%
BlueMountain CLO XXXII Ltd.	Subordinated Notes	7.57%	10/13/2034	2/18/2022	12,000,000	10,498,180	3,344,948	1.4%
BlueMountain CLO XXXIV Ltd.	Subordinated Notes	6.85%	4/20/2035	3/23/2022	5,700,000	5,632,711	4,436,631	1.9%
BlueMountain Fuji US CLO II Ltd. (6)	Subordinated Notes	0%	10/18/2030	8/22/2017	2,500,000	31,722	24,026	0.0%
Carlyle Global Market Strategies CLO 2013-1, Ltd. (6) (7)	Subordinated Notes	0%	8/14/2030	6/23/2016	17,550,000	—	—	—%
Carlyle Global Market Strategies CLO 2013-4, Ltd. (6) (7)	Income Notes	0%	1/15/2031	12/22/2016	11,839,488	—	—	—%
Carlyle Global Market Strategies CLO 2014-1, Ltd. (6) (7)	Income Notes	0%	4/17/2031	2/25/2016	12,870,000	—	—	—%
Carlyle Global Market Strategies CLO 2014-3-R, Ltd. (6) (7)	Subordinated Notes	0%	7/25/2031	5/23/2018	15,000,000	—	—	—%

Portfolio Investments(1)(5)	Investment	Estimated Yield(2)/ Interest Rate	Legal Maturity	Acquisition date	Principal Amount	Amortized Cost	Fair Value(3) Level 3	% of Net Assets

Collateralized Loan Obligation - Equity Class (Cayman Islands)
Carlyle Global Market Strategies CLO 2016-1, Ltd. (6)	Subordinated Notes	0%	4/20/2034	3/16/2016	$6,844,556	$4,400,197	$3,116,604	1.3%
Carlyle Global Market Strategies CLO 2017-2, Ltd. (6)	Subordinated Notes	0%	7/20/2037	1/4/2022	4,450,000	2,001,160	860,817	0.4%
Carlyle Global Market Strategies CLO 2017-4, Ltd. (6) (7)	Income Notes	0%	1/15/2030	10/14/2021	9,107,000	—	—	—%
Carlyle Global Market Strategies CLO 2017-5, Ltd. (6) (7)	Subordinated Notes	0%	1/18/2030	12/18/2017	10,000,000	—	—	—%
Cedar Funding II CLO, Ltd.	Subordinated Notes	5.95%	7/22/2038	9/27/2017	2,500,000	2,235,010	1,428,205	0.6%
Cedar Funding IV CLO, Ltd.	Subordinated Notes	5.89%	1/22/2038	6/19/2017	29,560,000	23,262,899	15,005,563	6.5%
Cedar Funding X CLO, Ltd.	Subordinated Notes	9.18%	10/20/2037	1/12/2022	10,775,000	9,684,874	7,667,540	3.3%
Cedar Funding XII CLO, Ltd.	Subordinated Notes	10.18%	1/25/2038	3/28/2022	3,300,000	3,299,040	2,613,592	1.1%
Cedar Funding XIV CLO, Ltd.	Subordinated Notes	6.78%	10/15/2037	4/7/2022	10,000,000	8,435,867	6,043,380	2.6%
Cedar Funding XV CLO, Ltd.	Subordinated Notes	12.36%	1/20/2039	7/25/2022	5,000,000	4,271,071	3,484,450	1.5%
Cent CLO 21 Limited (6) (7)	Subordinated Notes	0%	7/26/2030	5/15/2014	510,555	—	—	—%
CIFC Funding 2013-I, Ltd. (6) (7)	Subordinated Notes	0%	7/16/2030	6/1/2018	3,000,000	—	—	—%
CIFC Funding 2013-II, Ltd. (6) (7)	Income Notes	0%	10/18/2030	2/6/2014	305,000	—	—	—%
CIFC Funding 2014, Ltd. (6) (7)	Income Notes	0%	1/17/2031	2/6/2014	2,758,900	—	—	—%
CIFC Funding 2014-III, Ltd.	Subordinated Notes	8.88%	3/31/2038	11/14/2016	9,522,000	7,975,566	4,201,435	1.8%
CIFC Funding 2015-I, Ltd. (6) (7)	Subordinated Notes	0%	1/22/2031	11/24/2015	7,500,000	—	—	—%
CIFC Funding 2017-I, Ltd.	Subordinated Notes	3.46%	4/21/2037	2/3/2017	11,000,000	7,090,533	4,460,010	1.9%
CIFC Funding 2019-7, Ltd.	Subordinated Notes	7.64%	10/19/2038	7/31/2025	18,928,780	10,827,647	8,027,403	3.5%
Columbia Cent CLO 29 Limited	Subordinated Notes	2.35%	10/20/2034	7/10/2020	16,000,000	12,219,129	9,500,934	4.1%
Columbia Cent CLO 31 Limited (6)	Subordinated Notes	0%	4/20/2034	2/1/2021	12,100,000	9,521,382	7,339,053	3.2%
Dryden 86 CLO, Ltd.	Subordinated Notes	1.05%	7/17/2034	3/10/2022	10,250,000	8,292,072	5,910,439	2.6%
Dryden 87 CLO, Ltd.	Subordinated Notes	7.04%	8/20/2038	3/10/2022	5,662,800	4,554,658	2,916,730	1.3%
Dryden 95 CLO, Ltd.	Subordinated Notes	1.24%	8/18/2034	4/27/2022	10,500,000	9,181,065	6,826,725	3.0%
Galaxy XIX CLO, Ltd. (6) (7)	Subordinated Notes	0%	7/24/2030	12/5/2016	2,636,037	—	—	—%
Galaxy XX CLO, Ltd. (6) (7)	Subordinated Notes	0%	4/18/2031	5/28/2021	2,000,000	—	—	—%
Galaxy XXI CLO, Ltd. (6) (7)	Subordinated Notes	0%	4/18/2031	5/28/2021	4,775,000	—	—	—%
Galaxy XXVII CLO, Ltd. (6) (7)	Subordinated Notes	0%	5/16/2031	7/23/2021	2,212,500	—	—	—%
Galaxy XXVIII CLO, Ltd. (6) (7)	Subordinated Notes	0%	7/15/2031	5/30/2014	5,295,000	—	—	—%
Generate CLO 12, Ltd.	Subordinated Notes	18.40%	7/20/2038	8/20/2025	5,000,000	3,556,459	3,336,447	1.4%
Halcyon Loan Advisors Funding 2014-2 Ltd. (6)	Subordinated Notes	0%	4/27/2035	4/14/2014	400,000	—	—	—%

Portfolio Investments(1)(5)	Investment	Estimated Yield(2)/ Interest Rate	Legal Maturity	Acquisition date	Principal Amount	Amortized Cost	Fair Value(3) Level 3	% of Net Assets

Collateralized Loan Obligation - Equity Class (Cayman Islands)
Halcyon Loan Advisors Funding 2015-3 Ltd. (6)	Subordinated Notes	0%	10/18/2027	7/27/2015	$7,000,000	$—	$1,288	0.0%
HarbourView CLO VII-R, Ltd. (6) (7)	Subordinated Notes	0%	7/18/2031	6/5/2015	275,000	—	—	—%
KKR 52, Ltd.	Subordinated Notes	19.33%	7/16/2038	7/31/2025	2,800,000	2,271,629	2,216,722	1.0%
LCM XV Limited Partnership (6)	Income Notes	0%	7/19/2030	1/28/2014	250,000	—	—	—%
LCM XVI Limited Partnership (6)	Income Notes	0%	10/15/2031	5/12/2014	6,814,685	—	—	—%
LCM XVII Limited Partnership (6)	Income Notes	0%	10/15/2031	9/17/2014	1,000,000	—	—	—%
LCM XVIII Limited Partnership (6)	Income Notes	0%	7/18/2031	10/29/2021	12,195,000	—	—	—%
LCM 28 Ltd. (6)	Subordinated Notes	0%	10/18/2030	10/29/2021	2,000,000	—	—	—%
LCM 32 Ltd. (6)	Income Notes	0%	7/20/2034	3/2/2022	10,390,000	6,570,688	4,571,517	2.0%
LCM 34 Ltd. (6)	Subordinated Notes	0%	10/20/2034	8/4/2022	2,395,000	1,582,434	1,046,008	0.5%
Madison Park Funding XIII, Ltd. (6) (7)	Subordinated Notes	0%	4/19/2030	2/3/2014	13,000,000	—	450,795	0.2%
Madison Park Funding XL, Ltd. (6) (7)	Subordinated Notes	0%	2/28/2047	10/8/2020	7,000,000	574,419	492,393	0.2%
Marble Point CLO XXIII Ltd.	Subordinated Notes	19.75%	1/22/2035	3/28/2024	6,400,000	4,151,161	3,994,995	1.7%
Mountain View CLO IX Ltd. (6)	Subordinated Notes	0%	7/25/2031	5/13/2015	3,867,067	6,633	6,586	0.0%
Neuberger Berman CLO XXI, Ltd.	Subordinated Notes	10.25%	1/20/2039	2/16/2022	8,501,407	7,752,490	5,767,848	2.5%
NGC CLO 3, Ltd.	Subordinated Notes	21.93%	3/30/2038	3/12/2026	8,490,000	5,895,327	5,898,935	2.6%
Octagon Investment Partners XV, Ltd. (6) (7)	Income Notes	0%	7/19/2030	5/23/2019	8,937,544	—	—	—%
Octagon Investment Partners XVII, Ltd. (6)	Subordinated Notes	0%	1/24/2031	6/28/2018	16,153,000	—	—	—%
Octagon Investment Partners 20-R, Ltd. (6)	Subordinated Notes	0%	8/12/2037	4/25/2019	7,183,100	3,785,161	2,075,900	0.9%
Octagon Investment Partners XXI, Ltd. (6)	Subordinated Notes	0%	2/14/2031	1/6/2016	13,822,188	58,529	56,816	0.0%
Octagon Investment Partners XXII, Ltd. (6)	Subordinated Notes	0%	1/22/2030	11/12/2014	6,625,000	—	—	—%
Octagon Investment Partners 27, Ltd. (6)	Subordinated Notes	0%	7/15/2030	10/31/2018	5,000,000	—	—	—%
Octagon Investment Partners 30, Ltd. (6) (7)	Subordinated Notes	0%	3/15/2030	11/16/2017	9,525,000	—	—	—%
Octagon Investment Partners 31, Ltd. (6) (7)	Subordinated Notes	0%	7/19/2030	12/20/2019	3,067,500	—	—	—%
Octagon Investment Partners 36, Ltd. (6)	Subordinated Notes	0%	4/15/2031	12/20/2019	10,400,960	85,112	83,969	0.0%
Octagon Investment Partners 37, Ltd. (6) (7)	Subordinated Notes	0%	7/25/2030	3/17/2021	14,500,000	—	—	—%
Octagon Investment Partners 39, Ltd. (6)	Subordinated Notes	0%	10/18/2030	1/9/2020	10,250,000	231,650	229,942	0.1%
Octagon Loan Funding, Ltd. (6) (7)	Subordinated Notes	0%	11/18/2031	8/25/2014	5,014,526	—	—	—%
OFSI BSL XII, Ltd.	Subordinated Notes	22.09%	1/20/2038	7/18/2025	4,500,000	2,878,630	2,888,654	1.2%
OZLM VI, Ltd. (6)	Subordinated Notes	0%	4/17/2031	10/31/2016	15,688,991	—	—	—%

Portfolio Investments(1)(5)	Investment	Estimated Yield(2)/ Interest Rate	Legal Maturity	Acquisition date	Principal Amount	Amortized Cost	Fair Value(3) Level 3	% of Net Assets

Collateralized Loan Obligation - Equity Class (Cayman Islands)
OZLM VII, Ltd. (6) (7)	Subordinated Notes	0%	7/17/2029	11/3/2015	$2,654,467	$—	$—	—%
OZLM VIII, Ltd. (6) (7)	Subordinated Notes	0%	10/17/2029	8/7/2014	950,000	—	—	—%
OZLM IX, Ltd. (6) (7)	Subordinated Notes	0%	10/20/2031	2/22/2017	15,000,000	—	—	—%
OZLM XII, Ltd. (6) (7)	Subordinated Notes	0%	4/30/2027	1/17/2017	12,122,952	—	—	—%
OZLM XXII, Ltd. (6)	Subordinated Notes	0%	1/17/2031	5/11/2017	27,343,000	—	—	—%
Rad CLO 21, Ltd.	Subordinated Notes	17.70%	1/23/2037	5/30/2025	5,000,000	4,473,004	4,101,137	1.8%
Rad CLO 28, Ltd.	Subordinated Notes	11.95%	4/20/2038	12/17/2024	15,000,000	13,300,875	11,006,196	4.8%
Redding Ridge 3 CLO, Ltd. (6) (7)	Preference Shares	0%	1/15/2030	3/26/2021	12,293,000	181,837	214,247	0.1%
Redding Ridge 4 CLO, Ltd. (6) (7)	Subordinated Notes	0%	4/15/2030	1/29/2021	14,000,000	—	411,766	0.2%
Redding Ridge 5 CLO, Ltd.	Subordinated Notes	4.53%	4/15/2039	5/27/2021	21,000,000	11,027,985	6,874,885	3.0%
Regatta 31 Funding, Ltd.	Subordinated Notes	20.97%	3/25/2038	11/17/2025	4,713,710	3,913,608	3,943,377	1.7%
Rockford Tower CLO 2021-3, Ltd.	Subordinated Notes	1.24%	1/15/2038	2/11/2022	14,045,176	8,842,065	4,442,611	1.9%
Rockford Tower CLO 2024-2, Ltd.	Subordinated Notes	14.74%	10/20/2037	10/2/2024	12,000,000	10,161,275	9,215,779	4.0%
Sculptor CLO 36, Ltd.	Subordinated Notes	22.37%	1/28/2039	12/16/2025	9,000,000	6,237,930	6,358,442	2.7%
Sound Point CLO II, Ltd. (6)	Subordinated Notes	0%	1/24/2031	5/16/2019	21,053,778	—	—	—%
Sound Point CLO VII-R, Ltd. (6)	Subordinated Notes	0%	10/23/2031	7/31/2019	9,002,745	—	—	—%
Sound Point CLO XVII, Ltd. (6) (7)	Subordinated Notes	0%	10/18/2030	7/11/2018	20,000,000	545,285	467,496	0.2%
Sound Point CLO XVIII, Ltd. (6)	Subordinated Notes	0%	1/20/2031	10/29/2018	15,563,500	—	—	—%
Sound Point CLO XIX, Ltd. (6)	Subordinated Notes	0%	4/15/2031	9/23/2021	7,500,000	—	—	—%
Sound Point CLO XX, Ltd. (6)	Subordinated Notes	0%	7/25/2031	11/5/2021	8,000,000	—	—	—%
Sound Point CLO XXIII, Ltd. (6)	Subordinated Notes	0%	7/14/2034	8/27/2021	5,915,000	3,580,497	2,633,520	1.1%
Symphony CLO XVI, Ltd. (6)	Subordinated Notes	0%	10/15/2031	7/1/2015	5,000,000	—	—	—%
Symphony CLO XIX, Ltd. (6)	Subordinated Notes	0%	4/16/2031	5/6/2021	2,000,000	—	—	—%
TCI-Symphony CLO 2017-1, Ltd. (6)	Income Notes	0%	7/15/2030	9/15/2020	3,000,000	178,699	135,503	0.1%
TCW CLO 2021-2, Ltd.	Subordinated Notes	8.08%	10/22/2038	8/17/2022	6,733,333	5,160,467	3,579,569	1.5%
TCW CLO 2024-2, Ltd.	Subordinated Notes	14.44%	7/17/2037	7/12/2024	10,000,000	7,881,527	7,328,904	3.2%
THL Credit Wind River 2013-1 CLO, Ltd. (6) (7)	Subordinated Notes	0%	7/19/2030	11/1/2017	10,395,000	—	—	—%
THL Credit Wind River 2013-2 CLO, Ltd. (6) (7)	Income Notes	0%	10/18/2030	12/27/2017	3,250,000	—	2,290	0.0%
THL Credit Wind River 2014-1 CLO, Ltd. (6) (7)	Subordinated Notes	0%	7/18/2031	7/11/2018	11,800,000	—	—	—%
THL Credit Wind River 2014-2 CLO, Ltd. (6)	Income Notes	0%	1/15/2031	1/22/2021	7,550,000	—	—	—%

Portfolio Investments(1)(5)	Investment	Estimated Yield(2)/ Interest Rate	Legal Maturity	Acquisition date	Principal Amount	Amortized Cost	Fair Value(3) Level 3	% of Net Assets

Collateralized Loan Obligation - Equity Class (Cayman Islands)
THL Credit Wind River 2017-4 CLO, Ltd. (6) (7)	Subordinated Notes	0%	11/20/2030	6/25/2020	$3,765,400	$—	$10,130	0.0%
THL Credit Wind River 2018-2 CLO, Ltd. (6) (7)	Subordinated Notes	0%	7/15/2030	3/11/2019	8,884,000	204,334	183,237	0.1%
THL Credit Wind River 2018-3 CLO, Ltd. (6) (7)	Subordinated Notes	0%	1/20/2031	6/28/2019	13,000,000	583,533	687,636	0.3%
Venture XVIII CLO, Ltd. (6)	Subordinated Notes	0%	10/15/2029	7/16/2018	4,750,000	—	—	—%
Venture 28A CLO, Ltd. (6)	Subordinated Notes	0%	10/20/2034	7/16/2018	17,715,000	7,967,660	6,067,846	2.6%
Venture XXX CLO, Ltd. (6)	Subordinated Notes	0%	1/15/2031	7/16/2018	5,100,000	—	—	—%
Venture XXXII CLO, Ltd. (6)	Subordinated Notes	0%	7/18/2031	10/9/2018	7,929,328	—	—	—%
Venture XXXIV CLO, Ltd. (6)	Subordinated Notes	0%	10/15/2031	7/30/2019	13,903,000	—	—	—%
Venture 41 CLO, Ltd. (6)	Subordinated Notes	0%	1/20/2034	1/26/2021	8,249,375	5,330,793	4,218,134	1.8%
Venture 42 CLO, Ltd. (6)	Subordinated Notes	0%	4/14/2034	11/5/2021	15,000,000	9,172,940	6,832,321	3.0%
Venture 43 CLO, Ltd. (6)	Subordinated Notes	0%	4/14/2034	9/1/2021	12,000,000	6,654,089	5,071,649	2.2%
Voya IM CLO 2013-1, Ltd. (6)	Income Notes	0%	10/15/2030	6/9/2016	4,174,688	324,850	249,413	0.2%
Voya IM CLO 2013-3, Ltd. (6)	Subordinated Notes	0%	10/17/2031	2/13/2015	4,000,000	—	—	—%
Voya CLO 2014-3, Ltd. (6) (7)	Subordinated Notes	0%	7/24/2026	4/10/2015	7,000,000	—	—	—%
Voya CLO 2014-4, Ltd. (6)	Subordinated Notes	0%	7/14/2031	11/10/2014	1,000,000	—	—	—%
Voya CLO 2015-2, Ltd. (6) (7)	Subordinated Notes	0%	7/23/2027	6/24/2015	13,712,000	—	—	—%
Voya CLO 2016-1, Ltd. (6)	Subordinated Notes	0%	1/20/2031	1/22/2016	7,750,000	725,000	551,591	0.2%
Voya CLO 2017-4, Ltd. (6) (7)	Subordinated Notes	0%	10/15/2030	3/25/2021	2,500,000	—	—	—%
Voya CLO 2018-1, Ltd. (6) (7)	Subordinated Notes	0%	4/18/2031	2/23/2018	20,000,000	679,136	665,227	0.3%
Voya CLO 2018-2, Ltd. (6)	Subordinated Notes	0%	7/15/2031	4/27/2021	6,778,666	76,744	71,030	0.0%
Voya CLO 2018-4, Ltd.	Subordinated Notes	7.00%	10/15/2037	8/9/2021	7,237,100	3,516,456	2,554,527	1.1%
Voya CLO 2019-1, Ltd.	Subordinated Notes	7.92%	10/15/2037	1/27/2020	55,757,000	20,957,976	15,947,412	6.9%
Voya CLO 2022-1, Ltd.	Subordinated Notes	10.79%	4/20/2035	3/18/2022	17,600,000	15,233,158	13,612,984	5.9%
Voya CLO 2024-7, Ltd.	Subordinated Notes	16.98%	1/20/2038	8/6/2025	4,200,000	3,629,280	3,703,623	1.6%
Total Collateralized Loan Obligation - Equity Class						$418,665,806	$315,981,213	136.7%
Total Portfolio Investments						$499,669,274	$356,283,812	154.1%
Other liabilities in excess of assets							(125,062,837)	(54.1)%
Net assets (64,004,232 shares issued and outstanding)							$231,220,975	100.0%
Net asset value per share							$3.61

(1) Priority Income Fund, Inc. (the “Company”) does not "control" and is not an "affiliate" of any of the portfolio investments, each term as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). In general, under the 1940 Act, the Company would be presumed to "control" a portfolio company if the Company owned 25% or more of its voting securities and would be an "affiliate" of a portfolio company if the Company owned 5% or more of its voting securities.
(2) The CLO subordinated notes, income notes and preference shares are considered equity positions in the CLOs. The CLO equity investments are entitled to recurring distributions which are generally equal to the excess cash flow generated from the underlying investments after payment of the contractual payments to senior debt holders and CLO expenses. The current estimated yield, calculated using amortized cost, is based on the current projections of this excess cash flow taking into account assumptions which have been made regarding expected prepayments, losses and future reinvestment rates. These assumptions are periodically reviewed and adjusted. Ultimately, the actual yield may be higher or lower than the estimated yield if actual results differ from those used for the assumptions.
(3) Fair value is determined by or under the direction of the Company’s Board of Directors. For intra-quarter end periods, the Company’s Board of Directors has designated the Advisor to fair value the Company’s investments. As of March 31, 2026, all of the Company’s investments were classified as Level 3. ASC 820 classifies such unobservable inputs used to measure fair value as Level 3 within the valuation hierarchy.
(4) The interest rate on these investments is subject to the base rate of 3-Month Term SOFR, which was 3.68223% at March 31, 2026. The current base rate for each investment may be different from the reference rate on March 31, 2026.
(5) The securities in which the Company has invested were acquired in transactions that were exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”). These securities may be resold only in transactions that are exempt from registration under the Securities Act.
(6) The effective yield has been estimated to be 0% as expected future cash flows are anticipated to not be sufficient to repay the investment at cost. If the expected investment proceeds increase, there is a potential for future investment income from the investment. Distributions, once received, will be recognized as return of capital, and when called, any remaining unamortized investment costs will be written off if the actual distributions are less than the amortized investment cost. To the extent that the cost basis of the senior secured notes is fully recovered, any future distributions will be recorded as realized gains.
(7) Security was called for redemption and the liquidation of the underlying loan portfolio is ongoing.
(8) This investment has contractual payment-in-kind (“PIK”) interest. PIK interest computed at the contractual rate is accrued into income and reflected as receivable up to the capitalization date.
(9) Investment on non-accrual status as of the reporting date.